SCHEDULE OF GUARANTEES OF OUTSTANDING LOANS AND BONDS (Details) - USD ($)	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022
Chief Executive Officer [Member]
Loans	$ 48,802,526	$ 58,182,956	$ 78,048,069
Former Chief Executive Officer [Member]
Loans			19,037
Nagoya Credit Guarantee Association [Member]
Corporate bonds	1,005,153	1,163,184	1,435,647
Aichi Credit Guarantee Association [Member]
Corporate bonds	$ 591,641	$ 676,270